Basic and diluted earnings per share (Details) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income for the year attributable to the owners of the Company	$ 239,236	$ 357,981	$ 251,768
Weighted average number of common shares outstanding	875	875	875
Basic income (loss) per share - in pesos	$ 273.41	$ 409.12	$ 287.73
Diluted income (loss) per share - in pesos	$ 273.41	$ 409.12	$ 287.73